STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity

7. STOCKHOLDERS’ EQUITY

Common Stock

On November 15, 2010, the Company’s stockholders authorized the amendment of the Company’s amended and restated certificate of incorporation in order to effect a combination (reverse split) of its common stock at a ratio not to exceed one-for-eight, provided that the Company’s board of directors shall have absolute discretion to determine and fix the exact ratio of such combination and the time at which such combination shall become effective, if ever.  The Company’s board of directors has taken no further action to implement a combination of its common stock and reserves the right to abandon the proposed reverse stock split in its sole discretion.

On February 9, 2011, all 15,274,000 shares of the Company’s outstanding Series A Convertible Preferred Stock automatically converted into 15,274,000 shares of common stock upon the effectiveness of a registration statement that the Company filed with the SEC covering the resale of such conversion shares. In addition, the Company elected to pay the $319,074 in accrued dividends on such preferred stock through the issuance of shares of common stock resulting in the issuance of an additional 319,074 shares.

On April 25, 2011, the Company issued 250,000 shares of restricted common stock to its new Chief Executive Officer pursuant to his employment agreement. These shares vested in 12 equal monthly installments and had a total fair value of $172,750, or $0.69 per share, as estimated by management using a Monte Carlo simulation model using the significant assumptions described below in addition to a discount for the restrictions and, in doing so, utilized a third-party valuation report (see Note 7 – Warrants).  The shares were recognized as compensation expense upon vesting. The Company recognized no expense for the three months ended September 30, 2012. The Company recognized $57,584 and $172,752 of compensation expense for the nine months ended September 30, 2012 and for the period from August 1, 2005 (inception) through September 30, 2012, respectively, in connection with the restricted shares. As of April 25, 2012, all 250,000 shares had vested.

On June 27, 2012, the Company issued 30,000 shares of its common stock to a financial advisor as an upfront fee for providing services in connection with the Company’s ongoing financing efforts. These shares were valued at $28,500 based on the Company’s per share price of $0.95 as of May 30, 2012, the date of the advisor’s engagement.

As of September 30, 2012, the Company has 36,334,942 shares of common stock issued and outstanding.

Preferred Stock

On August 11, 2010, the Company amended and restated its certificate of incorporation, increasing the number of shares of preferred stock authorized for issuance thereunder from 10,000,000 to 35,000,000.

On September 3, 2010, the Company entered into a Securities Purchase and Registration Rights Agreement, or the Purchase Agreement, with a number of institutional and accredited investors pursuant to which the Company sold in a private placement an aggregate of 15,274,000 shares of newly-designated Series A Convertible Preferred Stock, par value $0.0001 per share, or Series A Preferred Stock, at a per share purchase price of $1.00.  In accordance with the Purchase Agreement, the Company also issued two-and-one-half-year Class A warrants to purchase an aggregate of 1,221,920 shares of Series A Preferred Stock at an initial exercise price of $1.00 per share and five-year Class B warrants to purchase an aggregate of 6,415,080 shares of Series A Preferred Stock at an initial exercise price of $1.15 per share. The terms of the Class A and Class B warrants contain an anti-dilutive price adjustment provision, such that, in the event the Company issues common shares at a price below the current exercise price of the warrants, the exercise price of the Class A and Class B warrants will be adjusted based on the lower issuance price. The sale of the shares and warrants resulted in aggregate gross proceeds of approximately $15.2 million, before expenses.

The terms, conditions, privileges, rights and preferences of the Series A Preferred Stock are described in a Certificate of Designation filed with the Secretary of State of Delaware on September 3, 2010.

The Certificate of Designation provided that each share of Series A Preferred Stock was initially convertible at the holder’s election into one share of common stock.  The Certificate of Designation further provided that all shares of Series A Preferred Stock would automatically convert into common stock upon the effective date of a registration statement covering the resale under the Securities Act of the conversion shares of common stock. In addition, the Class A and B warrants provided that, upon the automatic conversion of the Series A Preferred Stock, such warrants would automatically convert into the right to purchase shares of common stock.  On February 9, 2011, a registration statement filed under the Securities Act covering the resale of the shares of common stock issuable upon conversion of the Series A Preferred Stock was declared effective, resulting in the automatic conversion of all 15,274,000 shares of Series A Preferred Stock into an equal number of shares of common stock.

The holders of Series A Preferred Stock were entitled to an annual per share cumulative dividend equal to 5% of the original issuance price of $1.00 per share, which dividends were paid upon the conversion of the Series A Preferred Stock into common stock, and which the Company elected to pay in the form of additional shares of common stock in lieu of cash.  The accrued dividend through February 9, 2011, the effective date of the registration statement and date of conversion of the Series A Preferred Stock into common stock, was $319,074.  The dividend was paid in 319,074 shares of common stock at a $1.00 per share conversion price.

Issuance costs related to the financing were approximately $1.8 million, of which approximately $0.5 million was non-cash for issuance of warrants (“Placement Warrants”) to purchase 1,056,930 shares of the Company’s common stock at 110% of the Series A Preferred Stock purchase price per share to designees of Riverbank Capital Securities, Inc. (“Riverbank”), a related party controlled by several officers and/or directors of the Company (see Note 9), and I-Bankers Securities, Inc. (“IBS”), which acted as placement agents for the Company in connection with the private placement. As of September 30, 2012, none of these warrants have been exercised.

Warrants

In accordance with the September 2010 Purchase Agreement, the Company issued two-and-one-half-year Class A warrants to purchase an aggregate of 1,221,920 shares of Series A Preferred Stock at an initial exercise price of $1.00 per share and five-year Class B warrants to purchase an aggregate of 6,415,080 shares of Series A Preferred Stock at an initial exercise price of $1.15 per share. The terms of the warrants contain an anti-dilutive price adjustment provision, such that, in the event the Company issues common shares at a price below the current exercise price of the warrants, the exercise price will be adjusted based on the lower issuance price. Because of this anti-dilution provision and the inherent uncertainty as to the probability of future common share issuances, the Black-Scholes option pricing model the Company uses for valuing stock options could not be used.  Management used a Monte Carlo simulation model and, in doing so, utilized a third-party valuation report to determine the warrant liability to be approximately $1.6 million and approximately $3.7 million at September 30, 2012 and December 31, 2011, respectively. This significant decrease compared to the December 2011 valuation is primarily attributable to a significant decrease in the trading price of the Company’s common stock during 2012. The Monte Carlo simulation is a generally accepted statistical method used to generate a defined number of stock price paths in order to develop a reasonable estimate of the range of the Company’s future expected stock prices and minimizes standard error. This valuation is revised on a quarterly basis until the warrants are exercised or they expire with the changes in fair value recorded in other income (expense) on the statement of operations.

In connection with the September 2010 private placement, the Company issued warrants (“Placement Warrants”) to purchase 1,056,930 shares of the Company’s common stock at 110% of the Series A Preferred Stock purchase price per share to designees of Riverbank and IBS, that acted as placement agents for the Company in connection with the private placement.   As of September 30, 2012, none of these warrants have been exercised.

Below is a table that summarizes all outstanding warrants to purchase shares of the Company’s common stock as of September 30, 2012.

Grant Date	Warrants Issued	Exercise Price	Weighted- Average Exercise Price	Expiration Date	Exercised	Warrants Outstanding
01/02/2008	299,063	$2.42	$2.42	01/02/2013	-	299,063
06/02/2008	196,189	$2.42	$2.42	06/02/2013	-	196,189
09/03/2010	1,221,920	$1.00	$1.00	03/03/2013	-	1,221,920
09/03/2010	6,415,080	$1.15	$1.15	09/03/2015	-	6,415,080
09/03/2010	1,056,930	$1.10	$1.10	09/03/2015	-	1,056,930
	9,189,182		$1.19		-	9,189,182

10. STOCKHOLDERS’ EQUITY

(a)	Common Stock

On April 25, 2011, the Company issued 250,000 shares of restricted common stock under the Company’s 2005 Stock Option Plan to its new Chief Executive Officer pursuant to his employment agreement. These shares vest in 12 equal monthly installments and have a total fair value of $172,750, or $0.69 per share, as estimated by management using a Monte Carlo simulation model using the significant assumptions described below in addition to a discount for the restrictions and, in doing so, utilizing a third-party valuation report.  The shares are recognized as compensation expense upon vesting. The Company has recognized $115,168 of compensation expense for the year ended December 31, 2011 in connection with the restricted shares.

On February 9, 2011, the Company issued an aggregate of 15,274,000 shares of its common stock upon the automatic conversion of all 15,274,000 of its issued and outstanding shares of Series A Convertible Preferred Stock. In accordance with their terms, the shares Series A Convertible Preferred Stock automatically converted upon the effectiveness of the Company’s registration statement covering the resale under the Securities Act of 1933 of the shares of common stock issuable upon conversion of such preferred shares.  See “Note 10(b) Preferred Stock,” below.  In addition, the Company elected to satisfy accrued dividends on the Series A Convertible Preferred Stock of $319,074 by issuing an additional 319,074 shares of common stock.

On November 15, 2010, the Company’s stockholders authorized the amendment of the Company’s amended and restated certificate of incorporation in order to effect a combination (reverse split) of its common stock at a ratio not to exceed one-for-eight, provided that the Company’s board of directors shall have absolute discretion to determine and fix the exact ratio of such combination (not to exceed one-for-eight) and the time at which such combination shall become effective, if ever.  The Company’s board of directors has taken no further action to implement a combination of our common stock and reserves the right to abandon the proposed reverse stock split in its sole discretion.

As of December 31, 2011, the Company has 36,304,942 shares of common stock issued and outstanding and an additional 15,817,737 shares of common stock reserved for issuance upon the exercise of outstanding options and warrants.

(b)	Preferred Stock

On August 11, 2010, the Company amended and restated its certificate of incorporation, increasing the number of shares of preferred stock authorized for issuance thereunder from 10,000,000 to 35,000,000.

On September 3, 2010, the Company entered into a Securities Purchase and Registration Rights Agreement (the “Purchase Agreement”), with a number of institutional and other accredited investors pursuant to which the Company sold in a private placement an aggregate of 15,274,000 shares of newly-designated Series A Convertible Preferred Stock, par value $0.0001 per share, or Series A Preferred Stock, at a per share purchase price of $1.00.  In accordance with the Purchase Agreement, the Company also issued two-and-one-half-year Class A warrants to purchase an aggregate of 1,221,920 shares of Series A Preferred Stock at an initial exercise price of $1.00 per share and five-year Class B warrants to purchase an aggregate of 6,415,080 shares of Series A Preferred Stock at an initial exercise price of $1.15 per share. The terms of the Class A and Class B warrants contain an anti-dilutive price adjustment provision, such that, in the event the Company issues common shares at a price below the current exercise price of the warrants, the exercise price of the Class A and Class B warrants will be adjusted based on the lower issuance price. The sale of the shares and warrants resulted in aggregate gross proceeds of approximately $15.3 million, before expenses.

The terms, conditions, privileges, rights and preferences of the Series A Convertible Preferred Stock are described in a Certificate of Designation filed with the Secretary of State of Delaware on September 3, 2010.

Each share of Series A Preferred Stock was initially convertible at the holder’s election into one share of common stock.  Upon the effective date of the registration statement on February 9, 2011, each share of Series A Preferred Stock automatically converted into one share of common stock. In addition, all outstanding warrants to purchase Series A Preferred Stock automatically converted into warrants to purchase common stock.

Along with the holders of common stock, the holders of Series A Preferred Stock were entitled to one vote on all matters submitted to the holders of common stock for each share of common stock into which the Series A Preferred Stock would be converted as of the record date for such vote based on the conversion ratio then in effect.  In addition, the holders of the Series A Preferred Stock were entitled to vote as a separate class with respect to any change in the rights of the Series A Preferred Stock, any amendment to the Company’s certificate of incorporation, any increase in the number of shares of Series A Preferred Stock, or the authorization, creation or issuance of any class or series of capital stock ranking senior to or of equal seniority with the Series A Preferred Stock.

The holders of Series A Preferred Stock were entitled to an annual per share cumulative dividend equal to 5% of the original issuance price of $1.00 per share, which dividends were payable upon the conversion of the Series A Preferred Stock into common stock, and which the Company could elect to pay in the form of additional shares of common stock in lieu of cash.  The holders of Series A Preferred Stock were entitled to payment of all accrued dividends prior to the payment of any dividends to the holders of common stock.  As of December 31, 2010, the amount for the preferred stock dividend was $237,423. Following payment of such accrued dividends, the holders of Series A Preferred Stock were entitled to participate with the holders of common stock in any other dividend payment on an as-converted basis.

Upon the liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, the holders of Series A Preferred Stock were entitled to be paid, prior to any payments to the holders of common stock, an amount per share equal to the sum of (i) 1.5 times the original issuance price of $1.00 per share, plus (ii) any accrued but unpaid dividends on the Series A Preferred Stock.

Issuance costs related to the financing were approximately $1.8 million, of which approximately $0.5 million was non-cash for issuance of warrants (“Placement Warrants”) to purchase 1,056,930 shares of the Company’s common stock at 110% of the Series A Preferred Stock purchase price per share to designees of Riverbank Capital Securities, Inc. (“Riverbank”), a related party controlled by several officers and/or directors of the Company (see Note 12), and I-Bankers Securities, Inc. (“IBS”), that acted as placement agents for the Company in connection with the private placement.

On February 9, 2011, the Company’s registration statement was declared effective and the 15,274,000 shares of Series A Convertible Preferred Stock converted into 15,274,000 shares of common stock. In addition, the Company elected to pay the $319,074 in accrued dividends in shares of common stock resulting in the issuance of 319,074 shares.

(c)	Warrants

In accordance with the Purchase Agreement, the Company issued two-and-one-half-year Class A warrants to purchase an aggregate of 1,221,920 shares of Series A Preferred Stock at an initial exercise price of $1.00 per share and five-year Class B warrants to purchase an aggregate of 6,415,080 shares of Series A Preferred Stock at an initial exercise price of $1.15 per share. As noted above, all outstanding warrants to purchase shares of Series A Preferred Stock automatically converted into warrants to purchase common stock on February 9, 2011, when the Company’s registration statement was declared effective. The terms of the warrants contain an anti-dilutive price adjustment provision, such that, in the event the Company issues common shares at a price below the current exercise price of the warrants, the exercise price will be adjusted based on the lower issuance price. Because of this anti-dilution provision and the inherent uncertainty as to the probability of future common share issuances, the Black-Scholes option pricing model the Company uses for valuing stock options could not be used.  Management used a Monte Carlo simulation model and, in doing so, utilized a third-party valuation report to determine the warrant liability to be approximately $3.8 million and approximately $3.4 million at December 31, 2011 and 2010, respectively. The Monte Carlo simulation is a generally accepted statistical method used to generate a defined number of stock price paths in order to develop a reasonable estimate of the range of the Company’s future expected stock prices and minimizes standard error. This valuation is revised on a quarterly basis until the warrants are exercised or they expire with the changes in fair value recorded in other expense on the statement of operations.

Significant assumptions used at December 31, 2011 for the warrants included a weighted average term of 4 years, volatility of 120% and a risk-free interest rate of 0.83%.

Below is a table that summarizes all outstanding warrants to purchase shares of the Company’s common stock as of December 31, 2011.

Grant Date	Warrants Issued	Exercise Price	Weighted Average Exercise Price	Expiration Date	Exercised	Warrants Outstanding
01/02/2008	299,063	$2.42	$2.42	01/02/2013	-	299,063
06/02/2008	196,189	$2.42	$2.42	06/02/2013	-	196,189
09/03/2010	1,221,920	$1.00	$1.00	03/03/2013	-	1,221,920
09/03/2010	6,415,080	$1.15	$1.15	09/03/2015	-	6,415,080
09/03/2010	1,056,930	$1.10	$1.10	09/03/2015	-	1,056,930
	9,189,182		$1.19			9,189,182